Document and Entity Information Document	Oct. 29, 2026
Cover [Abstract]
Title of 12(b) Security	Common Stock
Document Type	8-K
Entity Incorporation, State or Country Code	DE
Entity File Number	1-6903
Entity Tax Identification Number	75-0225040
Entity Address, Address Line One	14221 N. Dallas Parkway, Suite 1100,
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254-2957
City Area Code	214
Local Phone Number	631-4420
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Registrant Name	TRINITY INDUSTRIES INC
Entity Central Index Key	0000099780
Amendment Flag	false
Trading Symbol	TRN
Security Exchange Name	NYSE
Document Period End Date	Oct. 29, 2026